Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitments And Contingencies [Abstract]
Summary of Future Payments of Commitments
As at June 30, 2019	Remainder of Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	502	1,023	1,159	1,409	1,487	16,730	22,310
Real Estate (2)	21	36	38	39	40	712	886
Capital Commitments	10	-	-	-	-	-	10
Other Long-Term Commitments	95	48	33	32	31	120	359
Total Payments (3)	628	1,107	1,230	1,480	1,558	17,562	23,565
(1)	Includes transportation commitments of $13 billion (2018 – $14 billion) that are subject to regulatory approval or have been approved, but are not yet in service.
(2)	Relates to the non-lease components of lease liabilities including operating costs and unreserved parking for office space. Excludes committed payments for which a provision has been provided.
(3)	Contracts undertaken on behalf of WRB Refining LP are reflected at Cenovus’s 50 percent interest.